PARENT ONLY FINANCIAL INFORMATION - Condensed Balance Sheets (Parenthetical) (Details) ¥ in Thousands	Dec. 31, 2016 $ / shares shares	Dec. 31, 2015 $ / shares	Dec. 31, 2015 CNY (¥) shares
Condensed Balance Sheets
Redeemable preferred shares, par value (in dollars per share) | $ / shares		$ 0.00005
Redeemable preferred shares, authorized			350,563,436
Redeemable preferred shares, issued			349,087,677
Redeemable preferred shares, outstanding			349,087,677
Redeemable preferred shares, aggregate redemption amount | ¥			¥ 2,277,059
Ordinary shares, par value (in dollars per share) | $ / shares	$ 0.00005	0.00005
Ordinary shares, shares authorized	2,002,000,000		675,636,564
Ordinary shares, shares issued	760,009,043		217,987,922
Ordinary shares, shares outstanding	760,009,043		217,987,922
Parent Company
Condensed Balance Sheets
Redeemable preferred shares, par value (in dollars per share) | $ / shares		0.00005
Redeemable preferred shares, authorized			350,563,436
Redeemable preferred shares, issued			349,087,677
Redeemable preferred shares, outstanding			349,087,677
Redeemable preferred shares, aggregate redemption amount | ¥			¥ 2,277,059
Ordinary shares, par value (in dollars per share) | $ / shares	$ 0.00005	$ 0.00005
Ordinary shares, shares authorized	2,002,000,000		675,636,564
Ordinary shares, shares issued	760,009,043		217,987,922
Ordinary shares, shares outstanding	760,009,043		217,987,922